Basis of preparation - Disclosure of principal exchange rates used to translate other currencies (Details)	12 Months Ended
	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2021 R$ / € $ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2021 $ / € SFr / €	Dec. 31, 2021 $ / € ¥ / €	Dec. 31, 2021 $ / € ₺ / €	Dec. 31, 2021 Kč / € $ / €	Dec. 31, 2021 £ / € $ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2021 zł / € $ / €	Dec. 31, 2021 ₽ / € $ / €	Dec. 31, 2021 ¥ / € $ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / € $ / €	Dec. 31, 2020 R$ / € $ / €	Dec. 31, 2020 $ / € $ / €	Dec. 31, 2020 SFr / € $ / €	Dec. 31, 2020 ¥ / € $ / €	Dec. 31, 2020 ₺ / € $ / €	Dec. 31, 2020 Kč / € $ / €	Dec. 31, 2020 £ / € $ / €	Dec. 31, 2020 $ / € $ / €	Dec. 31, 2020 zł / € $ / €	Dec. 31, 2020 ₽ / € $ / €	Dec. 31, 2020 $ / € ¥ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / € $ / €	Dec. 31, 2019 $ / € R$ / €	Dec. 31, 2019 $ / € $ / €	Dec. 31, 2019 $ / € SFr / €	Dec. 31, 2019 $ / € ¥ / €	Dec. 31, 2019 $ / € ₺ / €	Dec. 31, 2019 Kč / € $ / €	Dec. 31, 2019 £ / € $ / €	Dec. 31, 2019 $ / € $ / €	Dec. 31, 2019 $ / € zł / €	Dec. 31, 2019 ₽ / € $ / €	Dec. 31, 2019 ¥ / € $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 R$ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 SFr / €	Dec. 31, 2021 ¥ / €	Dec. 31, 2021 ₺ / €	Dec. 31, 2021 Kč / €	Dec. 31, 2021 £ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 zł / €	Dec. 31, 2021 ₽ / €	Dec. 31, 2021 ¥ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 R$ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 SFr / €	Dec. 31, 2020 ¥ / €	Dec. 31, 2020 ₺ / €	Dec. 31, 2020 Kč / €	Dec. 31, 2020 £ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 zł / €	Dec. 31, 2020 ₽ / €	Dec. 31, 2020 ¥ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 R$ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 SFr / €	Dec. 31, 2019 ¥ / €	Dec. 31, 2019 ₺ / €	Dec. 31, 2019 Kč / €	Dec. 31, 2019 £ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 zł / €	Dec. 31, 2019 ₽ / €	Dec. 31, 2019 ¥ / €
Corporate Information And Statement Of IFRS Compliance [Abstract]
Average foreign exchange rate	1.183	116.360	6.377	1.483	1.082	7.633	10.453	25.650	0.860	23.989	4.566	87.222	129.848	1.139	103.252	5.800	1.528	1.070	7.865	7.906	26.437	0.889	24.363	4.442	81.719	121.666	1.119	67.254	4.409	1.486	1.112	7.732	6.353	25.668	0.877	21.551	4.297	72.469	122.028
Closing foreign exchange rate	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.123	1.123	1.123	1.123	1.123	1.123	1.123	1.123	1.123	1.123	1.123	1.123	1.123	116.360	6.320	1.439	1.033	7.195	15.100	24.858	0.840	23.144	4.599	84.069	130.380	103.252	6.393	1.563	1.080	8.023	9.113	26.242	0.899	24.416	4.560	90.686	126.490	67.254	4.514	1.460	1.085	7.821	6.684	25.408	0.851	21.220	4.259	69.339	121.940